SUBSEQUENT EVENTS (Details)							1 Months Ended
	Jan. 27, 2022 CAD ($) $ / shares shares	Jan. 27, 2022 USD ($)	Jan. 18, 2022 USD ($)	Jan. 17, 2022 USD ($)	Jun. 10, 2021 CAD ($) $ / shares shares	Jan. 28, 2021 CAD ($)	Mar. 31, 2022 USD ($)	Jan. 28, 2021 $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Eligible amount of prepayment request | $			$ 10,000,000	$ 7,500,000
Prepayment amount received under the facility | $							$ 5,000,000
Number of shares issued					8,214,450
Aggregate gross proceeds from issuance | $					$ 28,750,575	$ 11,700,666
Share price | $ / shares					$ 3.50
Canadian exploration expenses shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued								2,053,670
Share price | $ / shares								$ 4.48
Canadian development expenses shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued								651,100
Share price | $ / shares								$ 3.84
Issuance of flow-through common shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	3,610,425
Aggregate gross proceeds from issuance | $	$ 9,200,274
Share issuance costs | $		$ 760,000
Issuance of flow-through common shares | Canadian exploration expenses shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	2,129,685
Share price | $ / shares	$ 2.70
Issuance of flow-through common shares | Canadian development expenses shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	1,480,740
Share price | $ / shares	$ 2.33